Prepayments for Long-Term Assets (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments for Long-Term Assets [Abstract]
Schedule of Long-Term Assets Represents the Payments Made for Equipment and Construction in Progress
	As of June 30,
	2025	2024
Prepayments for equipment	$19,658,100	$35,928,891
Prepayments for construction in progress	4,864,049	3,378,344
Total prepayments for long-term assets	$24,522,149	$39,307,235